8. LONG-TERM NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	6 Months Ended
Jun. 30, 2015
Leases [Abstract]
Components of the net investment in direct financing and sales-type leases
	June 30,	December 31,
	2015	2014
	(unaudited)

Minimum lease payments receivable	$205,690	$373,054
Less: Allowance for doubtful accounts	(3)	(22)
Net minimum lease payments receivable	205,687	373,032
Less: unearned interest income	(13,452)	(27,879)

Long-term net investment in direct financing and sales-type leases	192,235	345,153
Less: Current maturities of long-term net investment in direct financing and sales-type leases	(173,315)	(285,983)

Long-term net investment in direct financing and sales-type leases, net of current maturities	$18,920	$59,170

Summary of Future minimum lease payments
	Years Ending December 31,
	2015	2016	2017	Total

Net minimum lease payments receivable	$127,262	$75,354	$3,071	$205,687
Less: unearned interest income	(9,282)	(4,076)	(94)	(13,452)
Long-term net investment in direct financing and sales-type leases	$117,980	$71,278	$2,977	$192,235